Revenue and expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 724,526	$ 376,226
Cost of revenue	147,755	69,255
Selling, general and administrative expenses
Commissions	125,531	67,410
Employee compensation	109,798	57,509
Depreciation and amortization	90,828	69,673
Professional fees	24,532	15,493
Share-based payments	53,180	10,407
Transaction losses	2,662	5,362
Contingent consideration adjustment	0	(2,470)
Other	24,772	11,588
Selling, general and administrative expenses	431,303	234,972
Net investment tax credits and government grants	0	995
Processing cost
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cost of revenue	143,261	64,106
Cost of goods sold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cost of revenue	4,494	5,149
Merchant transaction and processing services revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	715,769	368,299
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 8,757	$ 7,927